INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

19.  INVENTORIES

SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

Net realisable value tests are performed at least annually and represent the estimated future sales price of the product based on prevailing spot commodity prices at the reporting date, less estimated costs to complete production and bring the product to sale. Future commodity price fluctuations could negatively impact the valuation of inventory. If any inventories are expected to be realised in the long-term horizon, estimated future sales prices are used for valuation purposes.

ACCOUNTING POLICY

Inventory is valued at the lower of cost and net realisable value. The Group values ore stockpiles, uranium-in-process and gold-in-process when it can be reliably measured. Cost is determined on the following basis:

•

PGM concentrate awaiting further processing, reef ore stockpiles and uranium stockpiles are valued using weighted average cost. Cost includes production, amortisation, depreciation and related administration costs; and

•	Consumable stores are valued at weighted average cost after appropriate provision for surplus and slow-moving items.

Figures in million - SA rand	2017	2016	2015
Consumable stores[1]	828.7	481.7	277.5
Uranium finished goods and uranium-in-process[2]	104.4	100.4	128.4
Ore stockpiles and in-process	1,955.9	51.8	-
Gold-on-hand	-	42.9	-
PGMs-on-hand	637.5	-	-
Total inventories	3,526.5	676.8	405.9

[1] The cost of consumable stores consumed during the year and included in operating cost amounted to R8,789.4 million (2016: R5,243.2 million and 2015: R3,995.7 million).

[2] Although the uranium finished goods and uranium-in-process was presented under current assets, management does not expect that all this inventory will be realised within 12 months from the reporting date.

During 2017, the Group did not recognise a net realisable value write down of on its uranium finished goods and uranium-in-process inventory (2016: R93.3 million), which was recognised as part of cost of sales.